Loan Receivables - Schedule of Loan Receivables (Details)	6 Months Ended		12 Months Ended
	Sep. 30, 2024 SGD ($)	Sep. 30, 2024 USD ($)	Mar. 31, 2024 SGD ($)
Schedule of Loan Receivables [Abstract]
Loan receivables, beginning
Additions	7,057,050	5,500,000
Loan receivables, ending	$ 7,057,050	$ 5,500,000